Financial Risk Management_Required Equity Capital Not Measured By Value At Risk(Details) - Kookmin Bank - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 100,692,000,000	₩ 19,977,000,000
Interest rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	98,236,000,000	15,161,000,000
Stock price risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	1,646,000,000	4,816,000,000
Foreign exchange rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 810,000,000	₩ 0